Loans receivable, net (Company's loan portfolio) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Loans receivable, gross	$ 23,716	$ 41,179
Installment loans to individuals [Member]
Loans receivable, gross	11,730	24,922
Real estate mortgage loan [Member]
Loans receivable, gross	7,285	11,138
Commercial loans
Loans receivable, gross	$ 4,691	$ 5,119